Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Prospectus Date	rr_ProspectusDate	Sep. 05, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED SEPTEMBER 5, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Strategic US ETF (IUS)

Invesco Strategic US Small Company ETF (IUSS)

Invesco Strategic Developed ex-US ETF (ISDX)

Invesco Strategic Developed ex-US Small Company ETF (ISDS)

Invesco Strategic Emerging Markets ETF (ISEM)

(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in the Name for each Fund

Effective after the close of markets on March 15, 2019 (the “Effective Time”), the Funds’ names will change as set forth below:

Current Fund Names	New Fund Names
Invesco Strategic US ETF	Invesco RAFITM Strategic US ETF
Invesco Strategic US Small Company ETF	Invesco RAFITM Strategic US Small Company ETF
Invesco Strategic Developed ex-US ETF	Invesco RAFITM Strategic Developed ex-US ETF
Invesco Strategic Developed ex-US Small Company ETF	Invesco RAFITM Strategic Developed ex-US Small Company ETF
Invesco Strategic Emerging Markets ETF	Invesco RAFITM Strategic Emerging Markets ETF

Accordingly, all references to the Current Fund Names herein will be replaced with the New Fund Names. There will be no change to the underlying indexes or methodologies of the underlying indexes or the Funds’ principal investment strategies.

Invesco Strategic US ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED SEPTEMBER 5, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Strategic US ETF (IUS)

(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in the Name for each Fund

Effective after the close of markets on March 15, 2019 (the “Effective Time”), the Funds’ names will change as set forth below:

Current Fund Names	New Fund Names
Invesco Strategic US ETF	Invesco RAFITM Strategic US ETF

Accordingly, all references to the Current Fund Names herein will be replaced with the New Fund Names. There will be no change to the underlying indexes or methodologies of the underlying indexes or the Funds’ principal investment strategies.

Invesco Strategic US Small Company ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED SEPTEMBER 5, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Strategic US Small Company ETF (IUSS)

(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in the Name for each Fund

Effective after the close of markets on March 15, 2019 (the “Effective Time”), the Funds’ names will change as set forth below:

Current Fund Names	New Fund Names
Invesco Strategic US Small Company ETF	Invesco RAFITM Strategic US Small Company ETF

Accordingly, all references to the Current Fund Names herein will be replaced with the New Fund Names. There will be no change to the underlying indexes or methodologies of the underlying indexes or the Funds’ principal investment strategies.

Invesco Strategic Developed ex-US ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED SEPTEMBER 5, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Strategic Developed ex-US ETF (ISDX)

(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in the Name for each Fund

Effective after the close of markets on March 15, 2019 (the “Effective Time”), the Funds’ names will change as set forth below:

Current Fund Names	New Fund Names
Invesco Strategic Developed ex-US ETF	Invesco RAFITM Strategic Developed ex-US ETF

Accordingly, all references to the Current Fund Names herein will be replaced with the New Fund Names. There will be no change to the underlying indexes or methodologies of the underlying indexes or the Funds’ principal investment strategies.

Invesco Strategic Developed ex-US Small Company ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED SEPTEMBER 5, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Strategic Developed ex-US Small Company ETF (ISDS)

(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in the Name for each Fund

Effective after the close of markets on March 15, 2019 (the “Effective Time”), the Funds’ names will change as set forth below:

Current Fund Names	New Fund Names
Invesco Strategic Developed ex-US Small Company ETF	Invesco RAFITM Strategic Developed ex-US Small Company ETF

Accordingly, all references to the Current Fund Names herein will be replaced with the New Fund Names. There will be no change to the underlying indexes or methodologies of the underlying indexes or the Funds’ principal investment strategies.

Invesco Strategic Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MARCH 12, 2019 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED SEPTEMBER 5, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Strategic Emerging Markets ETF (ISEM)

(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding Change in the Name for each Fund

Effective after the close of markets on March 15, 2019 (the “Effective Time”), the Funds’ names will change as set forth below:

Current Fund Names	New Fund Names
Invesco Strategic Emerging Markets ETF	Invesco RAFITM Strategic Emerging Markets ETF

Accordingly, all references to the Current Fund Names herein will be replaced with the New Fund Names. There will be no change to the underlying indexes or methodologies of the underlying indexes or the Funds’ principal investment strategies.